Share-based Compensation - Schedule of Fair Value Assumptions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	$ 0
Expected term (years)	6 years 1 month 6 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	37.10%
Risk-free interest rate	0.80%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	38.90%
Risk-free interest rate	1.90%
2019 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	$ 0
Expected volatility	35.90%
Expected term (years)	15 days
Risk-free interest rate	1.60%
Management Incentive Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	$ 0	$ 0	$ 0
Expected volatility			50.00%
Expected term (years)			2 years 6 months
Risk-free interest rate			2.34%
Management Incentive Unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	35.00%	50.00%
Expected term (years)	6 months	1 year
Risk-free interest rate	1.86%	2.33%
Management Incentive Unit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	55.00%	60.00%
Expected term (years)	1 year 3 months	1 year 6 months
Risk-free interest rate	2.09%	2.40%
Appreciation Unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	$ 0.00
Expected volatility	35.00%	50.00%	50.00%
Expected term (years)	6 months	1 year	2 years 6 months
Risk-free interest rate	1.86%	2.33%	2.34%
Appreciation Unit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	$ 0.00
Expected volatility	55.00%	60.00%
Expected term (years)	1 year 3 months	1 year 6 months
Risk-free interest rate	2.09%	2.40%